Interest in Other Entities (Details) - Schedule of cash flows - ScoutCam Inc. [Member] - Eventer Ltd. [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Interest in Other Entities (Details) - Schedule of cash flows [Line Items]
Cash flow used in operating activities	[1]	$ 407	$ (347)
Cash flow used in investing activities	[1]	(370)	52
Cash flow from financing activities	[1]	703	1,032
Net increase in cash and cash equivalents	[1]	$ 740	$ 737

[1]	translated at average exchange rates for each period.